Investments - Summary of impact on consolidated information of the acquisition of 2025 (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Impact on consolidated information from the date of acquisition [Line Items]
Net revenue from services rendered		R$ 977,403	R$ 600,779	R$ 454,420
General and administrative expense		725,434	411,975	252,264
Finance income/(expense), net		11,132	(25,354)	67,229
Income taxes		42,740	45,977	49,926
Profit or loss		219,294	115,973	219,459
Attributable to the shareholders of the parent company		217,579	118,202	220,608
Attributable to non-controlling interests		1,715	R$ (2,229)	R$ (1,149)
Verde Business Combination [Member]
Disclosure Of Impact on consolidated information from the date of acquisition [Line Items]
Net revenue from services rendered	R$ 15,658	184,235
General and administrative expense	(6,065)	(114,788)
Finance income/(expense), net	695	8,317
Income taxes	(4,269)	(29,921)
Profit or loss	6,020	47,843
Attributable to the shareholders of the parent company	3,025	23,926
Attributable to non-controlling interests	R$ 2,995	R$ 23,917